Subsequent Events (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013 Aircraft	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events (Additional Textual) [Abstract]
Dividends declared and paid per share	$ 0.22		$ 0.84	$ 0.80	$ 0.80
Company declared a dividend, Amount	$ 6.2
Dividends Payable date	Feb. 20, 2013
Dividend Record date	Jan. 31, 2013		Jan. 31, 2013
Number of aircraft sold		3
Aircraft [Member]
Subsequent Events (Textual) [Abstract]
Gain on sale of aircraft		14.0	$ 8.4	$ 9.1